Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Schedule of Outstanding Stock Options [Abstract]
Options outstanding, number of shares, beginning balance		953,892
Options outstanding, weighted average exercise price, beginning balance		$ 4.48
Options outstanding, weighted average remaining life (years),	5 years 8 months 12 days	6 years 6 months 10 days
Options outstanding, intrinsic value, beginning balance		$ 3,353,616
Options exercisable, number of shares, beginning balance		860,083
Options exercisable, weighted average exercise price, beginning balance		$ 4.11
Options exercisable, weighted average remaining life (years),	5 years 6 months	6 years 7 months 20 days
Options exercisable, intrinsic value, beginning balance
Options issued, number of shares
Options issued, weighted average exercise price
Options cancelled, number of shares	(27,519)
Options cancelled, weighted average exercise price
Options expired, number of shares
Options expired, weighted average exercise price
Options outstanding, number of shares, ending balance	926,373
Options outstanding, weighted average exercise price, ending balance	$ 4.41
Options outstanding, intrinsic value, ending balance	$ 3,328,272
Options exercisable, number of shares, ending balance	898,825
Options exercisable, weighted average exercise price, ending balance	$ 4.2
Options exercisable, intrinsic value, ending balance